SCHEDULE OF CASH AND RESTRICTED CASH (Details) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2022	[1]	Jun. 30, 2022		Mar. 31, 2022		Dec. 31, 2021		Oct. 07, 2021	Sep. 30, 2021	Dec. 31, 2020	[4]
Cash and Cash Equivalents [Line Items]
Cash	$ 2,373		$ 2,616	[2]	$ 4,535	[3]	$ 6,792	[1],[2],[3],[4]			$ 4,186
Medicaid Overpayment [Member]
Cash and Cash Equivalents [Line Items]
Cash			$ 1,500		$ 1,500		$ 1,500		$ 500	$ 1,500
Medicaid Overpayment [Member] | Previously Reported [Member]
Cash and Cash Equivalents [Line Items]
Cash										$ 1,000

[1]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of September 30, 2022 and December 31, 2021.
[2]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of June 30, 2022 and December 31, 2021.
[3]	Includes a Medicaid overpayment of $1.5 million received on September 30, 2021, which the Company expects to repay in the near future and is recorded in Accrued Expenses in the Company’s consolidated balance sheets as of March 31, 2022 and December 31, 2021.
[4]	Includes a Medicaid overpayment of $1.0 million and $0.5 million received on September 30, 2021, and October 7, 2021, respectively, which the Company expects to repay soon and is recorded in “Accrued Expenses” in the Company’s consolidated balance sheet as of December 31, 2021.